LAND USE RIGHTS, NET - Land use rights amortized (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
LAND USE RIGHTS, NET
Cost	¥ 278,138	$ 42,627	¥ 249,804
Accumulated amortization	(22,765)	(3,489)	(16,650)
Land use rights, net	¥ 255,373	$ 39,138	¥ 233,154